Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.
INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Computer software	7,033	7,094
License	780	780
Less: Accumulated amortization	(5,052)	(6,365)
Intangible assets, net	2,761	1,509

Amortization expenses were RMB602, RMB1,304 and RMB1,313 for the years ended December 31, 2020, 2021 and 2022, respectively.

7.
INTANGIBLE ASSETS, NET - continued

The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2023	1,176
2024	333
Total	1,509